Non-controlling interest - Additional Information (Details) - USD ($)	1 Months Ended
	Feb. 29, 2020	Dec. 31, 2019	Jul. 01, 2018
Seadrill Nigeria Operations Limited | West Jupiter Drillship
Noncontrolling Interest [Line Items]
Ownership percentage		10.00%
Subsequent Event
Noncontrolling Interest [Line Items]
Payment for option to purchase non-controlling interest	$ 11,000,000
Option to purchase non-controlling interest, purchase price	$ 1
North Atlantic Drilling Ltd
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by parent			70.36%
Sevan Drilling Limited
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by parent			50.11%
Asia Offshore Drilling Ltd
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by parent		66.24%